Investment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Abstract
Assets related to investment	R$ 2,053,953	R$ 1,820,223
Current and noncurrent assets related to investment	352,134	291,799
Tangible and intangible assets related to investment	1,701,819	1,528,424
Liability and shareholders equity	2,053,953	1,820,223
Current and non current liabilities related to investments	668,712	398,189
Shareholders' equity	R$ 1,385,241	R$ 1,422,034
Company proportional interest	49.00%	49.00%
Adjustment to fair value	R$ 733,757	R$ 733,757
Investment cost	717,055	806,359
Fair value of investment	1,450,812	1,540,116
Net loss for the year	R$ (182,254)	R$ (125,687)
Net loss company's proportional interest percentage	49.00%	49.00%
Company's interest in the associated company's income (loss)	R$ (89,304)	R$ (61,587)